Financial Risk Management - Secured and Unsecured Consumer Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 125,190,819	¥ 121,716,465
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		126,824,274	123,186,120
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		73,240,162	71,162,406
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	16,806,507	16,426,993
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		11,120,139	11,008,530
Gross carrying amount [member] | Secured loans [Member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		11,598,044	11,564,294
Gross carrying amount [member] | Secured loans [Member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 11,120,139	¥ 11,008,530

[1]	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,120,139 million and ¥11,008,530 million at March 31, 2025 and 2024, respectively.